Summary Of Significant Accounting Policies - Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(242,966)	(244,129)	(245,713)
Total weighted average common shares outstanding (basic)	2,737,636	2,736,473	2,734,889
Dilutive effect of assumed exercise of stock options	1,442	2,004	252
Weighted average common shares outstanding (diluted)	2,739,078	2,738,477	2,735,141